UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03752

THE MANAGERS FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: June 30th

Date of reporting period: March 31, 2011         (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Managers Cadence Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2011 (unaudited)

Security Description	Shares	Value
Common Stocks - 99.0%
Consumer Discretionary - 14.2%
Amazon.com, Inc.*	57,790	$10,409,713
Coach, Inc.	161,960	8,428,398
DIRECTV, Class A*	241,430	11,298,924
Ford Motor Co.*	725,470	10,816,758
Johnson Controls, Inc.	267,056	11,101,518
McDonald’s Corp.	175,290	13,337,816
Nike, Inc.	125,490	9,499,593
Omnicom Group, Inc.	228,710	11,220,513
Starbucks Corp.	318,500	11,768,575
Starwood Hotels & Resorts Worldwide, Inc.	166,430	9,672,912
TJX Cos., Inc., The	210,360	10,461,203
Walt Disney Co., The	262,180	11,297,336
Total Consumer Discretionary		129,313,259
Consumer Staples - 8.7%
Coca-Cola Co., The	202,260	13,419,951
Costco Wholesale Corp.	146,010	10,705,453
Estee Lauder Co., Class A	115,870	11,165,233
H.J. Heinz Co.	180,040	8,789,553
Hershey Foods Corp.	195,960	10,650,426
Philip Morris International, Inc.	197,900	12,988,177
Whole Foods Market, Inc.	172,550	11,371,045
Total Consumer Staples		79,089,838
Energy - 11.0%
Baker Hughes, Inc.	151,070	11,093,070
Chevron Corp.	115,590	12,417,834
EQT Corp.	192,970	9,629,203
Exxon Mobil Corp.	143,400	12,064,242
Marathon Oil Corp.	211,990	11,301,187
National Oilwell Varco, Inc.	143,380	11,365,733
Occidental Petroleum Corp.	105,360	11,009,066
Peabody Energy Corp.	168,850	12,150,446
Schlumberger, Ltd.	100,540	9,376,360
Total Energy		100,407,141
Financials - 5.3%
American Express Co.	141,090	6,377,268
Ameriprise Financial, Inc.	170,800	10,432,464
Lazard, Ltd., Class A	253,590	10,544,272
Metlife, Inc.	242,350	10,840,316
Morgan Stanley Co.	361,710	9,881,917
Total Financials		48,076,237

Managers Cadence Capital Appreciation Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Health Care - 10.4%
Allergan, Inc.	138,020	$9,802,180
Cardinal Health, Inc.	280,140	11,522,158
CR Bard, Inc.	74,080	7,356,885
Hospira, Inc.*	204,020	11,261,904
Laboratory Corp. of America Holdings*	121,000	11,147,730
McKesson Corp.	126,110	9,968,996
Mylan Laboratories, Inc.*	477,430	10,823,338
Varian Medical Systems, Inc.*	164,775	11,145,381
Waters Corp.*	127,970	11,120,593
Total Health Care		94,149,165
Industrials - 10.8%
Cooper Industries PLC	157,000	10,189,300
Deere & Co.	100,640	9,751,010
Dover Corp.	174,420	11,466,371
Emerson Electric Co.	182,450	10,660,553
Goodrich Corp.	117,130	10,018,129
Joy Global, Inc.	120,272	11,884,076
Norfolk Southern Corp.	168,430	11,667,146
Stericycle, Inc.*	124,660	11,053,602
United Parcel Service, Inc., Class B	148,280	11,020,170
Total Industrials		97,710,357
Information Technology - 31.3%
Accenture PLC, Class A	212,710	11,692,669
Apple, Inc.*	92,350	32,179,358
Applied Materials, Inc.	669,330	10,454,935
Autodesk, Inc.*	264,460	11,665,331
Broadcom Corp., Class A	109,660	4,318,411
Citrix Systems, Inc.*	128,390	9,431,529
Cognizant Technology Solutions Corp.*	142,690	11,614,966
Dell, Inc.*	691,300	10,030,763
eBay, Inc.*	348,730	10,824,579
EMC Corp.*	476,680	12,655,854
Google, Inc.*	38,610	22,633,568
Intel Corp.	528,570	10,661,257
International Business Machines Corp.	140,860	22,970,040
Intuit, Inc.*	206,590	10,969,929
Juniper Networks, Inc.*	256,140	10,778,371
KLA-Tencor Corp.	222,230	10,527,035
Microsoft Corp.	341,089	8,650,017
NetApp, Inc.*	208,190	10,030,594
Oracle Corp.	506,260	16,893,896

Managers Cadence Capital Appreciation Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Information Technology - 31.3% (continued)
QUALCOMM, Inc.	304,110	$16,674,351
Teradata Corp.*	179,490	9,100,143
VMware, Inc. Class A*	124,850	10,180,269
Total Information Technology		284,937,865
Materials - 6.2%
Cliffs Natural Resources, Inc.	99,700	9,798,516
E.I. du Pont de Nemours & Co.	208,720	11,473,338
Freeport McMoRan Copper & Gold, Inc., Class B	83,382	4,631,870
Monsanto Co.	96,360	6,962,974
Mosaic Co., The	147,210	11,592,788
PPG Industries, Inc.	126,930	12,085,005
Total Materials		56,544,491
Telecommunication Services - 1.1%
American Tower Corp., Class A*	199,870	10,357,263
Total Common Stocks (cost $713,286,272)		900,585,616
Short-Term Investments - 0.7%[1]
Dreyfus Cash Management Fund, Institutional Class Shares 0.11% (cost $6,200,976)	6,200,976	6,200,976
Total Investments - 99.7% (cost $719,487,248)		906,786,592
Other Assets, less Liabilities - 0.3%		2,386,474
Net Assets - 100.0%		$909,173,066

Managers Cadence Focused Growth Fund

Schedule of Portfolio Investments

March 31, 2011 (unaudited)

Security Description	Shares	Value
Common Stocks - 102.4%
Consumer Discretionary - 14.5%
Amazon.com, Inc.*	2,420	$435,915
DIRECTV, Class A*	9,860	461,448
McDonald’s Corp.	6,070	461,866
Nike, Inc.	5,690	430,733
Starbucks Corp.	13,010	480,719
TJX Cos., Inc., The	9,200	457,516
Total Consumer Discretionary		2,728,197
Consumer Staples - 10.4%
Coca-Cola Co., The*	7,470	495,634
Hershey Foods Corp.	8,890	483,172
Philip Morris International, Inc.	7,240	475,161
Whole Foods Market, Inc.	7,520	495,568
Total Consumer Staples		1,949,535
Energy - 12.5%
Alpha Natural Resources, Inc.	7,190	426,870
Exxon Mobil Corp.	6,360	535,067
Marathon Oil Corp.	9,570	510,177
Schlumberger, Ltd.	5,280	492,413
St. Mary Land & Exploration Co.	5,330	395,433
Total Energy		2,359,960
Financials - 4.8%
Ameriprise Financial, Inc.*	7,480	456,879
Morgan Stanley Co.	16,120	440,398
Total Financials		897,277
Health Care - 9.7%
Allergan, Inc.	6,090	432,512
Cardinal Health, Inc.*	11,950	491,503
Laboratory Corp. of America Holdings*	4,370	402,608
Waters Corp.*	5,670	492,723
Total Health Care		1,819,346
Industrials - 12.9%
Deere & Co.*	4,290	415,658
Emerson Electric Co.	8,200	479,126
Joy Global, Inc.	5,120	505,907
SPX Corp.	6,280	498,569
United Parcel Service, Inc., Class B	7,020	521,726
Total Industrials		2,420,986

Managers Cadence Focused Growth Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Information Technology - 30.8%
Apple, Inc.*	1,920	$669,024
Applied Materials, Inc.*	29,690	463,758
Citrix Systems, Inc.*	5,410	397,419
eBay, Inc.*	14,400	446,976
EMC Corp.*	19,660	521,973
Google, Inc.*	820	480,692
Intel Corp.	21,020	423,973
International Business Machines Corp.	2,930	477,795
Juniper Networks, Inc.*	11,050	464,984
NetApp, Inc.*	9,400	452,892
Oracle Corp.	14,570	486,201
QUALCOMM, Inc.	9,190	503,888
Total Information Technology		5,789,575
Materials - 4.5%
E.I. du Pont de Nemours & Co.*	7,470	410,626
Mosaic Co., The	5,580	439,425
Total Materials		850,051
Telecommunication Services - 2.3%
American Tower Corp., Class A*	8,330	431,661
Total Common Stocks (cost $15,963,161)		19,246,588
Other Assets, less Liabilities - (2.4)%		(446,965)
Net Assets - 100.0%		$18,799,623

Managers Cadence Mid Cap Fund

Schedule of Portfolio Investments

March 31, 2011 (unaudited)

Security Description	Shares	Value
Common Stocks - 98.8%
Consumer Discretionary - 20.0%
Carmax, Inc.*	231,410	$7,428,261
Coach, Inc.	138,330	7,198,693
Darden Restaurants, Inc.	144,940	7,120,902
Gentex Corp.	253,190	7,658,998
Guess?, Inc.	182,790	7,192,787
Interpublic Group of Companies, Inc.*	662,690	8,330,013
Lear Corp.*	137,120	6,701,054
Limited Brands, Inc.	268,540	8,829,595
Marriott International, Inc.	190,110	6,764,114
Panera Bread Co., Class A*	73,270	9,305,290
PetSmart, Inc.	189,720	7,769,034
Polo Ralph Lauren Corp.	69,620	8,608,513
SIRIUS XM Radio, Inc.*	3,773,010	7,929,206
Tractor Supply Co.	158,750	9,502,775
Williams-Sonoma, Inc.	218,290	8,840,745
Wyndham Worldwide Corp.	261,880	8,330,403
Wynn Resorts, Ltd.	69,530	8,847,693
Total Consumer Discretionary		136,358,076
Consumer Staples - 7.3%
Estee Lauder Co., Class A	93,290	8,989,424
H.J. Heinz Co.	160,660	7,843,421
Hansen Natural Corp.*	140,990	8,491,828
Herbalife, Ltd.	102,540	8,342,654
McCormick & Co., Inc.	160,880	7,694,890
Whole Foods Market, Inc.	126,800	8,356,120
Total Consumer Staples		49,718,337
Energy - 9.6%
Alpha Natural Resources, Inc.*	131,300	7,795,281
Cimarex Energy Co.	72,980	8,410,215
Core Laboratories, N.V.	82,410	8,419,830
FMC Technologies, Inc.*	73,670	6,960,342
Holly Corp.	139,850	8,497,286
Oil States International, Inc.*	123,800	9,426,132
St. Mary Land & Exploration Co.	91,780	6,809,158
Whiting Petroleum Corp.*	130,990	9,621,216
Total Energy		65,939,460

Managers Cadence Mid Cap Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Financials - 5.4%
Ameriprise Financial, Inc.	128,200	$7,830,456
CB Richard Ellis Group, Inc.*	332,840	8,886,828
Greenhill & Co., Inc.	89,690	5,900,705
Huntington Bancshares, Inc.	1,080,080	7,171,731
Lazard, Ltd., Class A	176,200	7,326,396
Total Financials		37,116,116
Health Care - 12.4%
AmerisourceBergen Corp.	231,970	9,176,733
CareFusion Corp.*	265,090	7,475,538
Cooper Companies, Inc., The	128,920	8,953,494
CR Bard, Inc.	82,920	8,234,785
Hill-Rom Holdings, Inc.	186,140	7,069,597
Hospira, Inc.*	152,800	8,434,560
Illumina, Inc.*	115,700	8,107,099
Intuitive Surgical, Inc.*	20,110	6,705,881
Mylan Laboratories, Inc.*	336,670	7,632,309
Pharmaceutical Product Development, Inc.	246,780	6,838,274
Varian Medical Systems, Inc.*	90,640	6,130,890
Total Health Care		84,759,160
Industrials - 14.7%
Cummins, Inc.	72,670	7,966,085
Donaldson Co., Inc.	76,837	2,286,117
Eaton Corp.	161,490	8,953,005
Hubbell, Inc.	127,170	9,032,885
IHS, Inc., Class A*	94,580	8,393,975
Pall Corp.	25,870	6,862,503
Rockwell Automation, Inc.	96,200	9,105,330
Roper Industries, Inc.	105,480	9,119,801
SPX Corp.	106,930	8,489,173
Thomas & Betts Corp.*	152,570	9,073,338
United Continental Holdings, Inc.*	335,130	7,704,639
Valmont Industries, Inc.	70,540	7,362,260
Verisk Analytics, Inc., Class A*	191,430	6,271,247
Total Industrials		100,620,358
Information Technology - 21.9%
Akamai Technologies, Inc.*	198,690	7,550,220
Amphenol Corp., Class A	112,927	6,142,100
Analog Devices, Inc.	198,230	7,806,297
Atmel Corp.*	614,880	8,380,814
Avago Technologies, Ltd.*	206,560	6,424,016
Compuware Corp.*	722,640	8,346,492

Managers Cadence Mid Cap Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Information Technology - 21.9% (continued)
F5 Networks, Inc.*	58,950	$6,046,502
Factset Research Systems, Inc.	66,200	6,933,126
Gartner, Inc.*	190,100	7,921,467
Intuit, Inc.*	145,010	7,700,031
Microchip Technology, Inc.	224,840	8,546,168
MICROS Systems, Inc.*	175,090	8,654,699
NetApp, Inc.*	150,230	7,238,081
Red Hat, Inc.*	191,400	8,687,646
SanDisk Corp.*	75,950	3,500,536
Synopsys, Inc.*	280,120	7,745,318
Teradata Corp.*	133,920	6,789,744
Trimble Navigation*	191,420	9,674,367
Western Digital Corp.*	228,500	8,520,765
Zebra Technologies Corp.*	182,110	7,145,996
Total Information Technology		149,754,385
Materials - 5.1%
Allegheny Technologies, Inc.	112,760	7,636,107
CF Industries Holdings, Inc.	58,650	8,022,733
Scotts Co., The, Class A	132,750	7,679,588
Titanium Metals Corp.*	188,700	3,506,046
Valspar Corp., The	201,020	7,859,882
Total Materials		34,704,356
Telecommunication Services - 1.1%
MetroPCS Communications, Inc.*	477,350	7,752,164
Utilities - 1.3%
ITC Holdings Corp.	122,270	8,546,673
Total Common Stocks (cost $523,261,295)		675,269,085
Short-Term Investments - 1.6%[1]
Dreyfus Cash Management Fund, Institutional Class Shares (cost $10,875,265)	10,875,265	10,875,265
Total Investments - 100.4% (cost $534,136,560)		686,144,350
Other Assets, less Liabilities - (0.4)%		(2,844,985)
Net Assets - 100.0%		$683,299,365

Managers Cadence Emerging Companies Fund

Schedule of Portfolio Investments

March 31, 2011 (unaudited)

Security Description	Shares	Value
Common Stocks - 94.3%
Consumer Discretionary - 14.2%
AFC Enterprises, Inc.	52,250	$790,543
Amerigon, Inc.*	56,300	859,701
Caribou Coffee Co., Inc.*	24,340	247,538
Cost Plus, Inc.*	67,660	664,421
Destination Maternity Corp.*	30,550	704,789
G-III Apparel Group, Ltd.*	16,830	632,471
Interclick, Inc.*	113,240	798,342
iRobot Corp.*	24,120	793,307
Kid Brands, Inc.*	53,580	393,813
Krispy Kreme Doughnuts, Inc.	67,530	475,411
Oxford Industries, Inc.	25,690	878,341
Perry Ellis International, Inc.*	20,110	553,427
Rick’s Cabaret International, Inc.	36,580	399,819
Select Comfort Corp.*	52,120	628,567
Shuffle Master, Inc.*	35,250	376,470
Zumiez, Inc.*	20,920	552,916
Total Consumer Discretionary		9,749,876
Consumer Staples - 2.2%
B&G Foods, Inc.	38,570	723,959
National Beverage Corp.	35,360	485,493
WD-40 Co.	7,910	334,909
Total Consumer Staples		1,544,361
Energy - 4.8%
Abraxas Petroleum Corp.*	111,700	653,445
Bolt Technology Corp.	40,690	550,943
Geokinetics, Inc.	66,010	555,804
Gulfport Energy Corp.*	20,480	740,352
VAALCO Energy, Inc.*	102,790	797,650
Total Energy		3,298,194
Financials - 9.4%
Associated Estates Realty Corp.	43,150	685,222
Calamos Asset Management, Inc., Class A	49,490	821,039
Cardtronics, Inc.*	42,030	855,311
Evercore Partners, Inc., Class A	19,740	676,885
FBL Financial Group, Inc., Class A	23,070	708,710
HFF, Inc., Class A	52,960	796,518
Internet Capital Group, Inc.	54,090	768,078
Marlin Business Services Corp.	52,790	651,429
Urstadt Biddle Properties, Inc., Class A	26,360	501,367
Total Financials		6,464,559

Managers Cadence Emerging Companies Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Health Care - 19.7%
Accelrys, Inc.	69,770	$558,160
Akorn, Inc.*	75,690	436,731
Ariad Pharmaceuticals, Inc.*	48,850	367,352
Caliper Life Science, Inc.*	78,550	530,998
HealthStream, Inc.*	99,360	769,047
iCAD, Inc.	691,130	933,026
Immunomedics, Inc.	104,160	397,891
IntegraMed America, Inc.	83,970	864,891
LeMaitre Vascular, Inc.	97,870	666,495
MEDTOX Scientific, Inc.*	44,440	729,260
Micromet, Inc.*	77,090	432,475
National Research	19,180	650,969
Omnicell, Inc.	50,500	769,620
OraSure Technologies, Inc.	43,930	345,290
SonoSite, Inc.	22,570	752,032
Synergetics USA, Inc.*	87,580	515,846
Synovis Life Technologies, Inc.*	42,210	809,588
Transcend Services, Inc.*	24,690	592,560
U.S. Physical Therapy, Inc.*	27,010	603,403
Vascular Solutions, Inc.*	48,670	530,990
Vital Images, Inc.	54,940	742,239
Young Innovations, Inc.	16,640	522,496
Total Health Care		13,521,359
Industrials - 19.8%
A.T. Cross Co., Class A	70,510	751,637
AAON, Inc.	10,900	358,610
Altra Holdings, Inc.	35,630	841,580
Astronics Corp.*	28,440	715,835
Ceco Environmental Corp.	102,340	605,853
DXP Enterprises, Inc.	32,550	751,254
Dynamic Materials Corp.	28,940	808,873
Furmanite Corp.*	88,060	704,480
GP Strategies Corp.*	60,732	825,955
Hurco Companies, Inc.*	26,550	809,775
Interface, Inc., Class A	40,720	752,913
NN, Inc.*	48,400	883,784
On Assignment, Inc.*	74,500	704,770
Park-Ohio Holdings Corp.*	29,526	610,007
Quality Distribution, Inc.	44,908	532,160
Raven Industries, Inc.	13,570	833,469

Managers Cadence Emerging Companies Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Industrials - 19.8% (continued)
Tennant Co.	15,400	$647,416
Twin Disc, Inc.	18,930	609,925
Vicor Corp	51,890	855,666
Total Industrials		13,603,962
Information Technology - 21.2%
Amtech Systems, Inc.*	24,480	617,875
Bottomline Technologies, Inc.*	28,930	727,300
Computer Task Group, Inc.*	3,000	39,870
Datalink Corp.	88,320	565,248
Dice Holdings, Inc.*	47,530	718,178
ExlService Holdings, Inc.*	37,340	789,741
FARO Technologies, Inc.*	22,250	890,000
Forrester Research, Inc.	20,530	786,094
Kenexa Corp.*	29,930	825,769
Keynote Systems, Inc.	45,680	847,364
Knot, Inc., The	61,030	735,411
Magma Design Automation, Inc.	140,690	959,506
OPNET Technologies, Inc.	15,000	584,850
PDF Solutions, Inc.	55,179	366,940
Perficient, Inc.*	61,490	738,495
Radiant Systems, Inc.	44,420	786,234
Stratasys, Inc.	17,310	813,570
Travelzoo, Inc.*	5,140	342,273
Ultratech Stepper, Inc.	29,770	875,238
Web.com Group, Inc.*	58,020	846,512
Westell Technologies, Inc.*	198,910	696,185
Total Information Technology		14,552,653
Materials - 3.0%
Boise, Inc.	70,440	645,230
Haynes International, Inc.	14,410	799,035
Horsehead Holding Corp.	37,780	644,149
Total Materials		2,088,414
Total Common Stocks (cost $48,927,570)		64,823,378
Short-Term Investments - 6.9%[1]
Dreyfus Cash Management Fund, Institutional Class Shares (cost $4,737,834)	4,737,834	4,737,834
Total Investments - 101.2% (cost $53,665,404)		69,561,212
Other Assets, less Liabilities - (1.2)%		(840,737)
Net Assets - 100.0%		$68,720,475

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations are to be read in conjunction with the Schedules of Portfolio Investments previously presented in this report.

At March 31, 2011, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:

Fund	Cost	Appreciation	Depreciation	Net
Managers Cadence Capital Appreciation Fund	$720,430,248	$194,610,538	($8,254,194)	$186,356,344
Managers Cadence Focused Growth Fund	16,143,161	3,494,482	(391,055)	3,103,427
Managers Cadence Mid-Cap Fund	539,899,552	151,745,247	(5,500,449)	146,244,798
Managers Cadence Emerging Companies Fund	54,401,781	16,387,440	(1,228,009)	15,159,431

*	Non-income-producing security.
[1]	Yield shown for an investment company represents its March 31, 2011, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

Fair Value Measurements

Generally Accepted Accounting Principles (GAAP) define fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following table summarizes the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of March 31, 2011:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers Cadence Capital Appreciation Fund
Investments in Securities
Common Stocks†	$900,585,616	—	—	$900,585,616
Short-Term Investments	6,200,976	—	—	6,200,976

Total Investments in Securities	$906,786,592	—	—	$906,786,592

Notes to Schedule of Portfolio Investments (unaudited)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers Cadence Focused Growth Fund
Investments in Securities
Common Stocks†	$19,246,588	—	—	$19,246,588
Short-Term Investments	—	—	—	—

Total Investments in Securities	$19,246,588	—	—	$19,246,588

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers Cadence Mid-Cap Fund
Investments in Securities
Common Stocks†	$675,269,085	—	—	$675,269,085
Short-Term Investments	10,875,265	—	—	10,875,265

Total Investments in Securities	$686,144,350	—	—	$686,144,350

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers Cadence Emerging Companies Fund
Investments in Securities
Common Stocks†	$64,823,378	—	—	$64,823,378
Short-Term Investments	4,737,834	—	—	4,737,834

Total Investments in Securities	$69,561,212	—	—	$69,561,212

†	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of March 31, 2011, the Funds had no significant transfers between Level 1 and Level 2 from the beginning of the reporting period.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MANAGERS FUNDS

By:	/s/ John H. Streur
John H. Streur, President

Date: May 5, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur, President

Date: May 5, 2011

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: May 5, 2011